Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Recasted Historical Financial Statements from NT Dollar to U.S. Dollar

Items on the historical balance sheet and income statement were converted from the NT dollar to the U.S. dollars at the following rates:

	Balance Sheet (at year-end NT dollar to U.S. dollar rate)	Income Statement (at average NT dollar to U.S. dollar rate)
2008	32.80	31.42
2009	31.99	32.55
2010	29.13	31.56
2011	30.28	29.53

Components of Accumulated Other Comprehensive Income (Loss)

The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2010, 2011 and 2012:

	Year Ended December 31, 2010			Year Ended December 31, 2011			Year Ended December 31, 2012
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	(6,364)	71	(6,293)	10,452	3	10,455	1,976	79	2,055
Current-period change	16,816	(68)	16,748	(8,476)	76	(8,400)	1,947	(337)	1,610

Ending balance	10,452	3	10,455	1,976	79	2,055	3,923	(258)	3,665